Proceedings Under Chapter 11 - Terms of Reorganization Plan (Details) - USD ($)		12 Months Ended
	Dec. 31, 2012	Dec. 29, 2013	Dec. 31, 2015	Dec. 28, 2014	Jul. 14, 2014	Dec. 27, 2013	Dec. 30, 2012	Dec. 20, 2007
Reorganization [Line Items]
Amount paid to settle bankruptcy claims	$ 3,516,000,000
Number of shares paid ot settle claims (shares)	100,000,000
Shares paid to settle claims	$ 4,536,000,000
Common Class A
Reorganization [Line Items]
Common stock par value, per share			$ 0.001	$ 0.001	$ 0.001
Ownership by previous shareholders, maximum percentage	4.99%
Common Class B
Reorganization [Line Items]
Common stock par value, per share			$ 0.001	$ 0.001	$ 0.001
Senior Loan Claims
Reorganization [Line Items]
Amount paid to settle bankruptcy claims	$ 2,900,000,000
Number of shares paid ot settle claims (shares)	98,200,000
Shares paid to settle claims								$ 8,928,571
Senior Noteholder Claims, Option One
Reorganization [Line Items]
Amount paid to settle bankruptcy claims	$ 431,000,000
Senior Noteholder Claims, Option Two
Reorganization [Line Items]
Percent of allowed claim paid (percent)	33.30%
Other Parent Claims, Option One
Reorganization [Line Items]
Amount paid to settle bankruptcy claims	$ 2,000,000
Percent of allowed claim paid (percent)	35.18%
Allowed General Unsecured Claims
Reorganization [Line Items]
Percent of allowed claim paid (percent)	100.00%
Unclassified Claims, Priority Non-Tax Claims and Other Secured Claims [Member]
Reorganization [Line Items]
Percent of allowed claim paid (percent)	100.00%
Other Parent Claims, Option Two
Reorganization [Line Items]
Amount paid to settle bankruptcy claims	$ 2,000,000
Percent of allowed claim paid (percent)	32.73%
Leveraged Employee Stock Option Transactions
Reorganization [Line Items]
Amount of bankruptcy claims settled	$ 521,000,000
Predecessor
Reorganization [Line Items]
Employee Stock Ownership Plan (ESOP), shares	56,521,739						56,521,739
Common stock par value, per share	$ 0.01						$ 0.01	$ 0.01
Preconfirmation, restricted cash and cash equivalents	$ 727,000,000						$ 727,468,000
Predecessor | Common Stock
Reorganization [Line Items]
Warrants that entitle the purchase of common stock, shares	43,478,261						43,478,261
Successor
Reorganization [Line Items]
Postconfirmation, restricted cash and cash equivalents	$ 186,823,000
Warrants issued, shares	16,789,972
Successor | Common Class A
Reorganization [Line Items]
Common stock par value, per share	$ 0.001
Issuance of Successor common stock and stock purchase warrants, shares	78,754,269	4,000
Successor | Common Class B
Reorganization [Line Items]
Common stock par value, per share	$ 0.001
Issuance of Successor common stock and stock purchase warrants, shares	4,455,767
Litigation Trust | Successor
Reorganization [Line Items]
Payments to acquire non-interest bearing loan	$ 20,000,000
Note Receivable, Counterparty's Expense Fund, Maximum	25,000,000
Note Receivable, Counterparty's Repayment Covenants, Minimum Amount Required to be Distributed to Its Interest Holders	90,000,000
Note Receivable, Counterparty Agreement, Maximum Reimbursable Expenses	625,000.000
Fair value of assets held-in-trust	358,000,000
Subordinate Promissory Note | Predecessor | Subordinated Debt
Reorganization [Line Items]
Face amount of debt	225,000,000						$ 225,000,000	$ 255,000,000
Senior Secured Credit Agreement
Reorganization [Line Items]
Face amount of debt						$ 4,073,000,000
Senior Secured Credit Agreement | Term Loan Facility
Reorganization [Line Items]
Face amount of debt						3,773,000,000
Senior Secured Credit Agreement | Revolving Credit Facility
Reorganization [Line Items]
Maximum borrowing capacity under credit facility						$ 300,000,000
Senior Secured Credit Agreement | Predecessor | Secured Debt
Reorganization [Line Items]
Face amount of debt	8,028,000,000.000
Bridge Facility | Guaranteed Claims | Bridge Loan
Reorganization [Line Items]
Face amount of debt	$ 1,600,000,000
Debt term	12 months
Amount paid to settle bankruptcy claims	$ 65,000,000
Percent of allowed claim paid (percent)	3.98%
Exit Financing Facilities | Term Loan Facility
Reorganization [Line Items]
Face amount of debt	$ 1,100,000,000
Exit Financing Facilities | Revolving Credit Facility
Reorganization [Line Items]
Maximum borrowing capacity under credit facility	$ 300,000,000
Exit Financing Facilities | Senior Noteholder Claims, Option Two | Term Loan Facility
Reorganization [Line Items]
Amount paid to settle bankruptcy claims as a percent of debt proceeds	6.27%
Exit Financing Facilities | Successor | Term Loan Facility
Reorganization [Line Items]
Face amount of debt	$ 1,100,000,000
Exit Financing Facilities | Successor | Revolving Credit Facility
Reorganization [Line Items]
Maximum borrowing capacity under credit facility	$ 300,000,000